Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis	Fair Value Measurements Total Fair Value QuotedPricesin ActiveMarkets(Level 1) SignificantOtherObservableInputs(Level 2) SignificantUnobservableInputs(Level 3)September 30, 2021: Liabilities: Secured contingent payment obligation $ 35,940 $ - $ - $ 35,940Unsecured contingent payment obligations 5,747 - - 5,747 Fair Value Measurements Total Fair Value QuotedPricesin ActiveMarkets(Level 1) SignificantOtherObservableInputs(Level 2) SignificantUnobservableInputs(Level 3)December 31, 2020: Liabilities: Secured contingent payment obligation $ 33,057 $ - $ - $ 33,057Unsecured contingent payment obligations $ 5,222 $ - $ - $ 5,222	Fair Value Measurements Total Quoted Prices inActive Markets(Level 1) Significant OtherObservableInputs (Level 2) SignificantUnobservableInputs (Level 3)December 31, 2020: Liabilities: Secured contingent payment obligation$ 33,057 $ - $ - $ 33,057Unsecured contingent payment obligations 5,222 - - 5,222 December 31, 2019: Liabilities: Secured contingent payment obligation 26,651 - - 26,651
Quantitative Information	Secured Contingent Payment Obligation Unsecured Contingent Payment ObligationsUnobservable Inputs Low Weighted Average High Low Weighted Average High Estimated undiscounted cash outflows (in millions) $0.0 $50.2 $76.8 $0.0 $8.1 $10.8Duration (in years) 0.3 2.5 3.3 1.3 2.5 3.3Estimated probabilities 0% 21% 25% 25% 25% 25%	Secured Contingent Payment Obligation Unsecured Contingent Payment ObligationsUnobservable Inputs Low Weighted Average High Low Weighted Average High Estimated undiscounted cash outflows (in millions) $0.0 $46.1 $70.2 $0.0 $7.3 $9.7Duration (in years) 1.0 2.5 3.5 1.0 2.5 3.5Estimated probabilities 5% 23% 25% 25% 25% 25%